Net fees and commission income (Tables)	12 Months Ended
Dec. 31, 2019
Details of Net fees and commission income [Abstract]
Net fees and commission income

Net fees and commission income for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Fees and commission income:
Credit placement fees	~~W~~	59,133	62,766	66,666
Commission received as electronic charge receipt		142,755	146,309	151,584
Brokerage fees		373,108	412,165	353,382
Commission received as agency		129,460	120,508	140,484
Investment banking fees		66,191	91,273	151,031
Commission received in foreign exchange activities		197,705	214,395	244,325
Asset management fees		190,802	235,275	307,167
Credit card fees		2,369,745	1,360,322	1,234,239
Operating lease fees (*)		28,033	82,141	142,025
Others		488,023	570,102	766,110

		4,044,955	3,295,256	3,557,013

Fees and commission expense:
Credit-related fee		(35,665)	(36,817)	(42,023)
Credit card fees		(1,988,826)	(944,533)	(915,521)
Others		(309,510)	(374,909)	(458,950)

		(2,334,001)	(1,356,259)	(1,416,494)

Net fees and commission income	~~W~~	1,710,954	1,938,997	2,140,519

(*)	Among operating lease fees recognized during the current period, there is no variable lease fee income which does not vary by index or rate.